Stock Options, Awards and Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning Balance	119,376	119,376
Shares, Granted	0	0
Shares, Exercised	(47,068)	0
Shares, Forfeited	(72,308)	0
Shares, Ending Balance	0	119,376
Shares, Exercisable	0	119,376
Weighted Average Exercise Price, Beginning Balance	$ 10.00	$ 10.00
Weighted Average Exercise Price, Granted	$ 0	$ 0
Weighted Average Exercise Price, Exercised	$ 10.00	$ 0
Weighted Average Exercise Price, Forfeited	$ 10.00	$ 0
Weighted Average Exercise Price, Ending Balance	$ 0	$ 10.00
Weighted Average Exercise Price, Exercisable	$ 0	$ 10.00
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning Balance	387,101	395,351
Shares, Granted	0	0
Shares, Exercised	(4,139)	0
Shares, Forfeited	(118,310)	(8,250)
Shares, Ending Balance	264,652	387,101
Shares, Exercisable	264,652	387,101
Weighted Average Exercise Price, Beginning Balance	$ 11.19	$ 11.16
Weighted Average Exercise Price, Granted	$ 0	$ 0
Weighted Average Exercise Price, Exercised	$ 8.79	$ 0
Weighted Average Exercise Price, Forfeited	$ 10.02	$ 9.90
Weighted Average Exercise Price, Ending Balance	$ 11.75	$ 11.19
Weighted Average Exercise Price, Exercisable	$ 11.75	$ 11.19
Weighted average fair value of options granted during the year	$ 0	$ 0